CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2021	$ 2,028	$ 97,833	$ (95,469)	$ 4,392
Balance (in shares) at Dec. 31, 2021	2,823,938
Net loss	$ 0	0	(5,159)	(5,159)
Exercise of options and debt conversion	$ 39	172	0	211
Exercise of options and debt conversion (in shares)	54,385
Share Issuance	$ 578	3,703	0	4,281
Share Issuance (in shares)	753,158
Balance at Jun. 30, 2022	$ 2,645	101,708	(100,628)	3,725
Balance (in shares) at Jun. 30, 2022	3,631,481
Balance at Dec. 31, 2022	$ 3,057	103,000	(102,926)	3,131
Balance (in shares) at Dec. 31, 2022	4,206,327
Net loss	$ 0	0	(2,590)	(2,590)
Exercise of options and debt conversion	$ 301	424	0	725
Exercise of options and debt conversion (in shares)	440,517
Share Issuance	$ 1,552	649	0	2,201
Share Issuance (in shares)	928,210
Balance at Jun. 30, 2023	$ 4,910	$ 104,073	$ (105,516)	$ 3,467
Balance (in shares) at Jun. 30, 2023	5,575,054